Costs and expenses by nature	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Costs and expenses by nature

5.	Costs and expenses by nature
5.1.	Cost of sales

	Jan-Jun/2026	Jan-Jun/2025	Apr-Jun/2026	Apr-Jun/2025
Raw material, products for resale, materials and third-party services (1)	(10,960)	(10,350)	(5,700)	(5,251)
Acquisitions (including imports)	(7,048)	(7,131)	(3,622)	(3,552)
Crude oil	(4,715)	(3,882)	(2,553)	(1,766)
Oil products	(1,905)	(2,775)	(800)	(1,586)
Natural gas	(428)	(474)	(269)	(200)
Third-party services and others	(3,912)	(3,219)	(2,078)	(1,699)
Depreciation, depletion and amortization	(6,900)	(5,517)	(3,543)	(3,004)
Production taxes	(8,063)	(5,358)	(4,607)	(2,555)
Employee compensation	(1,036)	(830)	(515)	(431)
Inventory turnover	650	345	251	216
Total	(26,309)	(21,710)	(14,114)	(11,025)
(1) Includes short-term leases.

5.2.	Selling expenses

	Jan-Jun/2026	Jan-Jun/2025	Apr-Jun/2026	Apr-Jun/2025
Materials, third-party services, freight, rent and other related costs	(2,754)	(1,966)	(1,487)	(1,071)
Depreciation, depletion and amortization	(423)	(340)	(220)	(171)
Reversal (allowance) for expected credit losses	(6)	(10)	1	(14)
Employee compensation	(78)	(60)	(40)	(30)
Total	(3,261)	(2,376)	(1,746)	(1,286)

5.3.	General and administrative expenses

	Jan-Jun/2026	Jan-Jun/2025	Apr-Jun/2026	Apr-Jun/2025
Employee compensation	(631)	(531)	(328)	(265)
Materials, third-party services, rent and other related costs	(278)	(292)	(161)	(153)
Depreciation, depletion and amortization	(126)	(85)	(67)	(46)
Total	(1,035)	(908)	(556)	(464)